FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio - Level 3 of fair value hierarchy [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial assets at fair value through profit or loss, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
Beginning Balance	£ 13,917	£ 14,152
Exchange and other adjustments	(85)	87
Gains recognised in the income statement within other income	794	439
Purchases/increases to customer loans	2,579	2,480
Sales	(2,807)	(3,593)
Transfers into the level 3 portfolio	644	815
Transfers out of the level 3 portfolio	(134)	(463)
Ending Balance	14,908	13,917
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	269	(104)
Financial assets at fair value through other comprehensive income, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
Beginning Balance	267	302
Exchange and other adjustments	(10)	(2)
(Losses) gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	12	(4)
Purchases/increases to customer loans	207	2
Sales	(87)	(95)
Transfers into the level 3 portfolio	19	348
Transfers out of the level 3 portfolio		(284)
Ending Balance	408	267
Financial Assets, Excluding Derivatives [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
Beginning Balance	14,184	14,454
Exchange and other adjustments	(95)	85
Gains recognised in the income statement within other income	794	439
(Losses) gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	12	(4)
Purchases/increases to customer loans	2,786	2,482
Sales	(2,894)	(3,688)
Transfers into the level 3 portfolio	663	1,163
Transfers out of the level 3 portfolio	(134)	(747)
Ending Balance	15,316	14,184
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	£ 269	£ (104)